Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities
Net income for the year	$ 22,186	$ 9,773	$ 18,860
Adjustments to reconcile net income to net cash from operating activities:
Depreciation, amortization and impairment of goodwill	17,801	15,875	12,530
Exchange differences on principal of deposit and loans, net	(429)	839	28
Gains in respect of trading marketable securities	(27)	(5)	(1,421)
Increase in liability for employee rights upon retirement	854	667	676
Share in losses (gains) of affiliated companies, net	23	3	(13)
Deferred income taxes	(2,224)	(1,159)	988
Capital losses (gains) on sale of property and equipment, net	63	(299)	(2)
Decrease (increase) in accounts receivable	3,649	(4,669)	722
Increase in other current assets	(1,784)	(3,728)	(1,716)
Decrease (increase) in inventories	(2,985)	(73)	646
Increase (decrease) in accounts payable	(180)	(3,810)	1,734
Increase in deferred revenues	1,550	1,752	631
Increase in other current liabilities	7,355	3,568	4,063
Litigation obligation		14,745
Net cash provided by operating activities	45,852	33,479	37,726
Cash flows from investment activities
Increase in funds in respect of employee rights upon retirement, net of withdrawals	(563)	(662)	(794)
Capital expenditures	(16,161)	(18,344)	(15,698)
Intangible assets expenditures	(74)	(90)
Deposit in escrow	8,223
Deposit	384	(52)	(389)
Proceeds from sale of property and equipment	614	1,286	106
Investments in available for sale marketable securities			(182)
Investments in marketable securities		(2,664)	(34,467)
Sale of marketable securities	1,418	5,552	60,600
Sale of available for sale marketable securities			3,886
Adjustment of proceeds received from sale of subsidiary	(4,650)
Net cash provided by (used in) investment activities	(10,809)	(14,974)	13,062
Cash flows from financing activities
Short term credit from banking institutions, net	299	46	(316)
Repayment of long term loans	(46)	(18)
Acquisition of non-controlling interests		(2,250)
Dividend paid	(21,782)	(31,620)	(3,566)
Dividend paid to non-controlling interest	(767)		(169)
Settlements of litigation obligation in connection with financial transaction	(22,419)
Net cash used in financing activities	(44,715)	(33,842)	(4,051)
Effect of exchange rate changes on cash and cash equivalents	(1,732)	1,198	1,565
Net increase (decrease) in cash and cash equivalents	(11,404)	(14,139)	48,302
Balance of cash and cash equivalents at beginning of year	46,674	60,813	12,511
Balance of cash and cash equivalents at end of year	35,270	46,674	60,813
Supplementary information on investing activities not involving cash flows:
Purchasing of property and equipment using a directly related liability	259	297
Supplementary disclosure cash flow information:
Interest paid	470	85	173
Income taxes paid, net of refunds	$ 9,007	$ 10,475	$ 3,466	[1]

[1]	See Note 16A.